Share-based Payments - Schedule of Award Activity Related to Stock Incentive Plans (Details) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
BIP
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of beginning of the year (in shares)	1,199,972	1,311,989	1,216,361
Granted (in shares)	331,999	338,189	544,491
Forfeited/expired before vesting (in shares)	0	0	(13,554)
Vested (in shares)	(461,783)	(450,206)	(435,309)
Transfer to liability-settled LTIP (in shares)	0	0	0
Transfer to liability-settled RSU (in shares)	0	0	0
As of end of the year (in shares)	1,070,188	1,199,972	1,311,989
ESOP
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of beginning of the year (in shares)	746,762	773,844	3,372,452
Granted (in shares)	363,868	363,559	450,340
Forfeited/expired before vesting (in shares)	(98,350)	(39,545)	(96,015)
Vested (in shares)	(346,903)	(351,096)	(2,949,200)
Transfer to liability-settled LTIP (in shares)	0	0	0
Transfer to liability-settled RSU (in shares)	0	0	(3,733)
As of end of the year (in shares)	665,377	746,762	773,844
Equity-Settled LTIP
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of beginning of the year (in shares)	65,410,484	59,752,598	40,861,734
Granted (in shares)	44,722,656	36,531,621	38,897,622
Forfeited/expired before vesting (in shares)	(10,023,316)	(4,747,804)	(4,682,948)
Vested (in shares)	(29,843,482)	(25,916,216)	(15,237,880)
Transfer to liability-settled LTIP (in shares)	0	(209,715)	(85,930)
Transfer to liability-settled RSU (in shares)	0	0	0
As of end of the year (in shares)	70,266,342	65,410,484	59,752,598